Going Concern	6 Months Ended
Jun. 30, 2026
Going Concern [Abstract]
Going Concern

2. Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the discharge of liabilities in the normal course of business for the foreseeable future. As of June 30, 2026, the Company had an accumulated deficit of RMB1,609.7 million and incurred a net loss of RMB190.9 million for the six months period ended June 30, 2026.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty, such as those relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities.

In response to the conditions described above, management has taken and plans to take the following actions to improve the Company’s financial position and operations:

a. The Company will fund its development and future operations through steady business growth and non-dilutive financing.

b. Should the Group fail to achieve the above objectives, it may require additional financing to execute its business plans. Such financing may be in the form of equity or debt, the timing, terms, and availability of which cannot be assured. If the Group is unable to secure necessary capital on acceptable terms or at all, or if it fails to improve gross margins and reduce operating expenses, we may be unable to implement our current expansion strategy.

There can be no assurance that the Company will be successful in achieving its strategic plans, that the Company’s future capital raises will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or with acceptable terms, if at all. If the Company is unable to raise sufficient financing or events or circumstances occur such that the Company does not meet its strategic plans, the Company will be required to reduce certain discretionary spending, or be unable to fund capital expenditures, which would have a material adverse effect on the Company’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives.

The accompanying condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the condensed consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.